UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  444 Madison Avenue
          12th Floor
          New York, New York 10022

13F File Number:  28-12203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey P. Weiner
Title:    CFO
Phone:    212-835-9400

Signature, Place and Date of Signing:


  /s/ Jeffrey P. Weiner         New York, New York         November 13, 2007
-------------------------     ----------------------    ----------------------
      [Signature]                 [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        8

Form 13F Information Table Value Total:  $51,878
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number          Name
---         --------------------          -----------------------------------
 1            28-12204                      Akana Capital Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                   Akana Capital Management, LP
                                                         November 30, 2007
COLUMN 1               COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6        COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                        TITLE                       VALUE     SHRS OR  SH/  PUT/      INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS         CUSIP      (x$1000)   PRN AMT  PRN  CALL      DISCRETION    MGRS   SOLE  SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP            COM             13321L108     16937    366295   SH          SHARED-DEFINED    1      0    366295      0
CHINA MOBILE LIMITED   SPONSORED ADR   16941M109     11404    139000   SH          SHARED-DEFINED    1      0    139000      0
CORNING INC            COM             219350105      8958    363400   SH          SHARED-DEFINED    1      0    363400      0
INDIA FD INC           COM             454089103       141      2600   SH          SHARED-DEFINED    1      0      2600      0
ISHARES TR             FTSE XNHUA IDX  464287184      2628     14600   SH          SHARED-DEFINED    1      0     14600      0
KOOKMIN BK NEW         SPONSORED ADR   50049M109      7223     88100   SH          SHARED-DEFINED    1      0     88100      0
NETEASE COM INC        SPONSORED ADR   64110W102      3753    222100   SH          SHARED-DEFINED    1      0    222100      0
THAI FD INC            COM             882904105       834     58900   SH          SHARED-DEFINED    1      0     58900      0
------------------------------------------------------------------------------------------------------------------------------------

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